Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land, furniture and equipment:
Depreciation expense			$ 66,284	$ 44,298	$ 22,903
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets			6,653
Aerostar
Land, furniture and equipment:
Depreciation expense		$ 20,697	54,524	40,410
Airplan
Land, furniture and equipment:
Depreciation expense	$ 175		$ 1,506	$ 1,066